Exhibit 1

KPMG LLP Suite 900 8350 Broad Street McLean, VA 22102

Independent Accountants’ Agreed-Upon Procedures Report

Wells Fargo Commercial Mortgage Securities, Inc. and Wells Fargo Bank, National
Association (together, the “Company”)

Wells Fargo Securities, LLC

Citigroup Global Markets Inc.

Citi Real Estate Funding Inc.

(together, the “Specified Parties”):

Re: KSL Commercial Mortgage Trust 2023-HT – Data File Procedures

We have performed the procedures described below on the specified attributes in an electronic data file entitled “KSL 2023-HT_Accounting Tape.xlsx” provided by the Company on November 24, 2023 (the “Data File”), containing information on one mortgage loan (“Mortgage Loan”) and 19 related mortgaged properties (“Mortgaged Properties”) as of December 9, 2023 (the “Cut-off Date”), which we were informed are intended to be included as collateral in the offering by KSL Commercial Mortgage Trust 2023-HT, Commercial Mortgage Pass-Through Certificates, Series 2023-HT (the “Certificates”). The Company is responsible for the specified attributes identified by the Company in the Data File.

The Specified Parties have agreed to and acknowledged that the procedures performed are appropriate to meet their intended purpose of assisting specified parties in evaluating the accuracy of the specified attributes in the Data File. This report may not be suitable for any other purpose. No other parties have agreed to or acknowledged the appropriateness of these procedures for the intended purpose or any other purpose.

The procedures performed may not address all the items of interest to a specified party of this report and may not meet the needs of all specified parties of this report and, as such, specified parties are responsible for determining whether the procedures performed are appropriate for their purposes. We make no representation regarding the appropriateness of the procedures either for the intended purpose or for any other purpose.

Unless otherwise stated, the following definitions have been adopted in presenting our procedures and findings:

•	The term “compared” means compared to the information shown and found it to be in agreement, unless otherwise stated. Such compared information was deemed to be in agreement if differences were within the reporting threshold.
•	The term “recomputed” means recalculated and compared the result to the information shown and found it to be in agreement, unless otherwise stated. Such recomputed information was deemed to be in agreement if differences were within the reporting threshold.
•	The term “reporting threshold” means that dollar amounts and percentages were within $1.00 and 0.1%, respectively.
•	The term “Loan Files” means the copies of source documents provided by the Company and listed in Attachment A. Where the term “Draft” is used, it means source documents provided by the Company and listed in the Attachment A are in draft form and are not executed with signatures as of the date of this report. We make no representation regarding the validity or accuracy of these documents.

KPMG LLP, a Delaware limited liability partnership and a member firm of the KPMG global organization of independent member firms affiliated with KPMG International Limited, a private English company limited by guarantee.

•	The term “Instructions” means the instructions provided by the Company pertaining to a procedure attribute, or methodology as described in Attachment C.
•	The term “Compared Attributes” means the list of fields in the Data File which were selected by the Company for us to perform comparison procedures for and are listed in Attachment A.
•	The term “Recomputed Attributes” means the list of fields in the Data File which were selected by the Company for us to perform recomputation procedures for and are listed in Attachment B.
•	The term “Calculation Methodology” means the formula listed in the Calculation Methodology field of the Attachment B containing the calculation methodology for the Recomputed Attributes provided by the Company.
•	The term “Assumed SOFR” means the Term SOFR rate of 5.34079% which we were instructed to use by the Company where applicable in the Calculation Methodology.
•	The term “Provided Information” means the Loan Files, Calculation Methodology, Cut-off Date, Assumed SOFR and Instructions.

Prior to being provided the Data File, we received one or more earlier versions of the data file on which to perform our procedures. In performing those procedures, we identified differences which were communicated to the Specified Parties. The Data File represents the revised information reflecting resolution of differences communicated as determined appropriate by the Specified Parties. We performed the procedures on the Data File, and the results of those procedures are reflected herein.

The procedures we were instructed by the Company to perform and the associated findings are as follows.

A.	We compared the Compared Attributes in the Data File to the corresponding information included in the Loan Files. The Specified Parties indicated that the absence of any of the information in the Loan Files or the inability to agree the indicated information from the Data File to the Loan Files for each of the attributes identified, constituted an exception. The document priority is the order provided by the Company, which is listed in the “Source Document(s)” column in Attachment A, with the highest priority document listed first.
B.	We recomputed the Recomputed Attributes in the Data File using (i) the corresponding information contained in the Data File, and (ii) the Calculation Methodology.

We were engaged by the Company to perform this agreed-upon procedures engagement and conducted our engagement in accordance with attestation standards established by the American Institute of Certified Public Accountants, which involves us performing the specific procedures agreed to and acknowledged above and reporting on findings based on performing those procedures. We were not engaged to, and did not, conduct an examination or review, the objective of which would be the expression of an opinion or conclusion, respectively, on the specified attributes in the Data File. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported.

We are required to be independent of the Company and to meet our other ethical responsibilities, in accordance with the relevant ethical requirements related to our agreed-upon procedures engagement.

The procedures performed were applied based on the information included in the Data File and Provided Information, without verification or evaluation of such information by us; therefore, we express no opinion or any other form of assurance regarding (i) the reasonableness of the information provided to us by the Company, (ii) the physical existence of the Mortgage Loan and related Mortgaged Properties, (iii) the reliability or accuracy of the Provided Information which was used in our procedures, or (iv) matters of legal interpretation

The procedures performed were not intended to address, nor did they address: (i) the conformity of the origination of the Mortgage Loan to stated underwriting or credit extension guidelines, standards, criteria or

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other requirements, (ii) the value of collateral securing any such Mortgage Loan being securitized, (iii) the compliance of the originator of the Mortgage Loan with federal, state, and local laws and regulations, or (iv) any other factor or characteristic of the Mortgage Loan and related Mortgaged Properties that would be material to the likelihood that the issuer of the Certificates will pay interest and principal in accordance with applicable terms and conditions. The procedures performed were not intended to satisfy any criteria for due diligence published by the nationally recognized statistical rating organizations (“NRSROs”).

The terms of our engagement are such that we have no responsibility to update this report because of events and circumstances that may subsequently occur.

This report is intended solely for the information and use of the Specified Parties. It is not intended to be and should not be used by any other person or entity, including investors or the NRSROs, who are not identified in the report as the Specified Parties but may have access to this report as required by law or regulation.

/s/ KPMG LLP

McLean, VA

November 24, 2023

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ATTACHMENT A

COMPARED ATTRIBUTES

Attribute	Source Document(s)
Mortgage Loan Originator	Draft Loan Agreement
Property Address	Appraisal
Property City	Appraisal
Property State	Appraisal
Property Zip Code	Appraisal
County	Appraisal
Year Built	Appraisal
Year Renovated	Appraisal
General Property Type	Appraisal
Specific Property Type	Appraisal
No. of Units	Underwritten Cash Flows
Unit of Measure	Underwritten Cash Flows
Occupancy %	Underwritten Cash Flows
Occupancy % Source Date	Underwritten Cash Flows
Loan Purpose (Acquisition, Refinance)	Settlement Statement
Borrower Name	Draft Loan Agreement
Borrower Sponsor	Draft Loan Agreement
Recourse Carveout Guarantor	Draft Guaranty; Draft Loan Agreement
Property Manager	Draft Loan Agreement; Management Agreement
Note Date	Draft Loan Agreement
First Payment Date	Draft Loan Agreement
Initial Maturity Date or Anticipated Repayment Date	Draft Loan Agreement
Fully Extended Maturity Date or Anticipated Repayment Date	Draft Loan Agreement
Rate Type	Draft Loan Agreement
Mortgage Rate Index	Draft Loan Agreement

ATTACHMENT A

Attribute	Source Document(s)
Total Debt Spread	Provided by the Company
SOFR Cap	Provided by the Company
Mortgage Loan Interest Rate	Provided by the Company
Mortgage Loan Interest Rate at Cap	Provided by the Company
Rate Cap Provider	Provided by the Company
Rate Cap Strike Price Description	Provided by the Company
Index Floor %	Draft Loan Agreement
Certificate Administrator Fee Rate	Provided by the Company
Operating Advisor Fee Rate	Provided by the Company
Servicing Fee Rate	Provided by the Company
CREFC Fee Rate	Provided by the Company
Interest Accrual Basis	Draft Loan Agreement
Original Principal Balance	Draft Loan Agreement
Loan Level Cut-Off Date Balance	Provided by the Company
Property Level Cut-Off Date Balance	Provided by the Company
Balloon Payment	Provided by the Company
Partial Release and/or Partial Prepayment (Y/N)	Draft Loan Agreement
Partial Release and/or Prepayment Description	Draft Loan Agreement
Prepayment Restriction Code	Draft Loan Agreement
Amortization Term (Original)	Draft Loan Agreement
Loan Term (Original)	Draft Loan Agreement
Extension Options Description	Draft Loan Agreement
IO Period	Draft Loan Agreement
Loan Amortization Type	Draft Loan Agreement
ARD Loan (Y/N)	Draft Loan Agreement
Appraisal Firm	Appraisal
Appraisal Valuation Date	Appraisal

ATTACHMENT A

Attribute	Source Document(s)
As-Is Appraised Value	Appraisal
As-Stabilized Appraised Value	Appraisal
LTV Adjusted (Y/N)	Appraisal
2018 OCCUPANCY	Underwritten Cash Flows
2019 OCCUPANCY	Underwritten Cash Flows
2020 OCCUPANCY	Underwritten Cash Flows
2021 OCCUPANCY	Underwritten Cash Flows
2022 OCCUPANCY	Underwritten Cash Flows
TTM Oct 2023 OCCUPANCY	Underwritten Cash Flows
2023 Reforecast OCCUPANCY	Underwritten Cash Flows
2024 Projections OCCUPANCY	Underwritten Cash Flows
Appraisal Year 1 OCCUPANCY	Underwritten Cash Flows
UW OCCUPANCY	Underwritten Cash Flows
2018 ADR	Underwritten Cash Flows
2019 ADR	Underwritten Cash Flows
2020 ADR	Underwritten Cash Flows
2021 ADR	Underwritten Cash Flows
2022 ADR	Underwritten Cash Flows
TTM Oct 2023 ADR	Underwritten Cash Flows
2023 Reforecast ADR	Underwritten Cash Flows
2024 Projections ADR	Underwritten Cash Flows
Appraisal Year 1 ADR	Underwritten Cash Flows
UW ADR	Underwritten Cash Flows
2018 RevPAR	Underwritten Cash Flows
2019 RevPAR	Underwritten Cash Flows
2020 RevPAR	Underwritten Cash Flows
2021 RevPAR	Underwritten Cash Flows

ATTACHMENT A

Attribute	Source Document(s)
2022 RevPAR	Underwritten Cash Flows
TTM Oct 2023 RevPAR	Underwritten Cash Flows
2023 Reforecast RevPAR	Underwritten Cash Flows
2024 Projections RevPAR	Underwritten Cash Flows
Appraisal Year 1 RevPAR	Underwritten Cash Flows
UW RevPAR	Underwritten Cash Flows
2018 Total Departmental Revenue	Underwritten Cash Flows
2019 Total Departmental Revenue	Underwritten Cash Flows
2020 Total Departmental Revenue	Underwritten Cash Flows
2021 Total Departmental Revenue	Underwritten Cash Flows
2022 Total Departmental Revenue	Underwritten Cash Flows
TTM Oct 2023 Total Departmental Revenue	Underwritten Cash Flows
2023 Reforecast Total Departmental Revenue	Underwritten Cash Flows
2024 Projections Total Departmental Revenue	Underwritten Cash Flows
Appraisal Year 1 Total Departmental Revenue	Underwritten Cash Flows
UW Total Departmental Revenue	Underwritten Cash Flows
2018 Total Departmental Expense	Underwritten Cash Flows
2019 Total Departmental Expense	Underwritten Cash Flows
2020 Total Departmental Expense	Underwritten Cash Flows
2021 Total Departmental Expense	Underwritten Cash Flows
2022 Total Departmental Expense	Underwritten Cash Flows
TTM Oct 2023 Total Departmental Expense	Underwritten Cash Flows
2023 Reforecast Total Departmental Expense	Underwritten Cash Flows
2024 Projections Total Departmental Expense	Underwritten Cash Flows
Appraisal Year 1 Total Departmental Expense	Underwritten Cash Flows
UW Total Departmental Expense	Underwritten Cash Flows
2018 Total Departmental Profit	Underwritten Cash Flows

ATTACHMENT A

Attribute	Source Document(s)
2019 Total Departmental Profit	Underwritten Cash Flows
2020 Total Departmental Profit	Underwritten Cash Flows
2021 Total Departmental Profit	Underwritten Cash Flows
2022 Total Departmental Profit	Underwritten Cash Flows
TTM Oct 2023 Total Departmental Profit	Underwritten Cash Flows
2023 Reforecast Total Departmental Profit	Underwritten Cash Flows
2024 Projections Total Departmental Profit	Underwritten Cash Flows
Appraisal Year 1 Total Departmental Profit	Underwritten Cash Flows
UW Total Departmental Profit	Underwritten Cash Flows
2018 Total Undistributed Expenses	Underwritten Cash Flows
2019 Total Undistributed Expenses	Underwritten Cash Flows
2020 Total Undistributed Expenses	Underwritten Cash Flows
2021 Total Undistributed Expenses	Underwritten Cash Flows
2022 Total Undistributed Expenses	Underwritten Cash Flows
TTM Oct 2023 Total Undistributed Expenses	Underwritten Cash Flows
2023 Reforecast Total Undistributed Expenses	Underwritten Cash Flows
2024 Projections Total Undistributed Expenses	Underwritten Cash Flows
Appraisal Year 1 Total Undistributed Expenses	Underwritten Cash Flows
UW Total Undistributed Expenses	Underwritten Cash Flows
2018 Gross Operating Profit	Underwritten Cash Flows
2019 Gross Operating Profit	Underwritten Cash Flows
2020 Gross Operating Profit	Underwritten Cash Flows
2021 Gross Operating Profit	Underwritten Cash Flows
2022 Gross Operating Profit	Underwritten Cash Flows
TTM Oct 2023 Gross Operating Profit	Underwritten Cash Flows
2023 Reforecast Gross Operating Profit	Underwritten Cash Flows
2024 Projections Gross Operating Profit	Underwritten Cash Flows

ATTACHMENT A

Attribute	Source Document(s)
Appraisal Year 1 Gross Operating Profit	Underwritten Cash Flows
UW Gross Operating Profit	Underwritten Cash Flows
2018 Total Management Fees	Underwritten Cash Flows
2019 Total Management Fees	Underwritten Cash Flows
2020 Total Management Fees	Underwritten Cash Flows
2021 Total Management Fees	Underwritten Cash Flows
2022 Total Management Fees	Underwritten Cash Flows
TTM Oct 2023 Total Management Fees	Underwritten Cash Flows
2023 Reforecast Total Management Fees	Underwritten Cash Flows
2024 Projections Total Management Fees	Underwritten Cash Flows
Appraisal Year 1 Total Management Fees	Underwritten Cash Flows
UW Total Management Fees	Underwritten Cash Flows
2018 Income Before Fixed Expenses	Underwritten Cash Flows
2019 Income Before Fixed Expenses	Underwritten Cash Flows
2020 Income Before Fixed Expenses	Underwritten Cash Flows
2021 Income Before Fixed Expenses	Underwritten Cash Flows
2022 Income Before Fixed Expenses	Underwritten Cash Flows
TTM Oct 2023 Income Before Fixed Expenses	Underwritten Cash Flows
2023 Reforecast Income Before Fixed Expenses	Underwritten Cash Flows
2024 Projections Income Before Fixed Expenses	Underwritten Cash Flows
Appraisal Year 1 Income Before Fixed Expenses	Underwritten Cash Flows
UW Income Before Fixed Expenses	Underwritten Cash Flows
2018 Total Fixed Expenses	Underwritten Cash Flows
2019 Total Fixed Expenses	Underwritten Cash Flows
2020 Total Fixed Expenses	Underwritten Cash Flows
2021 Total Fixed Expenses	Underwritten Cash Flows
2022 Total Fixed Expenses	Underwritten Cash Flows

ATTACHMENT A

Attribute	Source Document(s)
TTM Oct 2023 Total Fixed Expenses	Underwritten Cash Flows
2023 Reforecast Total Fixed Expenses	Underwritten Cash Flows
2024 Projections Total Fixed Expenses	Underwritten Cash Flows
Appraisal Year 1 Total Fixed Expenses	Underwritten Cash Flows
UW Total Fixed Expenses	Underwritten Cash Flows
2018 Total Expenses	Underwritten Cash Flows
2019 Total Expenses	Underwritten Cash Flows
2020 Total Expenses	Underwritten Cash Flows
2021 Total Expenses	Underwritten Cash Flows
2022 Total Expenses	Underwritten Cash Flows
TTM Oct 2023 Total Expenses	Underwritten Cash Flows
2023 Reforecast Total Expenses	Underwritten Cash Flows
2024 Projections Total Expenses	Underwritten Cash Flows
Appraisal Year 1 Total Expenses	Underwritten Cash Flows
UW Total Expenses	Underwritten Cash Flows
2018 Net Operating Income	Underwritten Cash Flows
2019 Net Operating Income	Underwritten Cash Flows
2020 Net Operating Income	Underwritten Cash Flows
2021 Net Operating Income	Underwritten Cash Flows
2022 Net Operating Income	Underwritten Cash Flows
TTM Oct 2023 Net Operating Income	Underwritten Cash Flows
2023 Reforecast Net Operating Income	Underwritten Cash Flows
2024 Projections Net Operating Income	Underwritten Cash Flows
Appraisal Year 1 Net Operating Income	Underwritten Cash Flows
UW Net Operating Income	Underwritten Cash Flows
2018 FF&E Reserves	Underwritten Cash Flows
2019 FF&E Reserves	Underwritten Cash Flows

ATTACHMENT A

Attribute	Source Document(s)
2020 FF&E Reserves	Underwritten Cash Flows
2021 FF&E Reserves	Underwritten Cash Flows
2022 FF&E Reserves	Underwritten Cash Flows
TTM Oct 2023 FF&E Reserves	Underwritten Cash Flows
2023 Reforecast FF&E Reserves	Underwritten Cash Flows
2024 Projections FF&E Reserves	Underwritten Cash Flows
Appraisal Year 1 FF&E Reserves	Underwritten Cash Flows
UW FF&E Reserves	Underwritten Cash Flows
2018 Net Cash Flow	Underwritten Cash Flows
2019 Net Cash Flow	Underwritten Cash Flows
2020 Net Cash Flow	Underwritten Cash Flows
2021 Net Cash Flow	Underwritten Cash Flows
2022 Net Cash Flow	Underwritten Cash Flows
TTM Oct 2023 Net Cash Flow	Underwritten Cash Flows
2023 Reforecast Net Cash Flow	Underwritten Cash Flows
2024 Projections Net Cash Flow	Underwritten Cash Flows
Appraisal Year 1 Net Cash Flow	Underwritten Cash Flows
UW Net Cash Flow	Underwritten Cash Flows
Loan Cross Portfolio Name	Draft Loan Agreement
Affiliated Sponsor (Y/N)	Draft Loan Agreement
Lien Position	Title Policy
Title Vesting (Fee/Leasehold/Both)	Title Policy
Type of Lockbox	Draft DACA; Draft Cash Management; Draft Loan Agreement
Engineering Escrow/Deferred Maintenance (Initial)	Draft Loan Agreement
Environmental Escrow (Initial)	Draft Loan Agreement
Springing Environmental Escrow Description	Draft Loan Agreement

ATTACHMENT A

Attribute	Source Document(s)
Tax Escrow (Initial)	Draft Loan Agreement
Tax Escrow (Monthly)	Draft Loan Agreement
Springing Tax Escrow Description	Draft Loan Agreement
Insurance Escrow (Initial)	Draft Loan Agreement
Insurance Escrow (Monthly)	Draft Loan Agreement
Springing Insurance Escrow Description	Draft Loan Agreement
FF&E Reserve (Initial)	Draft Loan Agreement
FF&E Reserve (Monthly)	Draft Loan Agreement
Springing FF&E Reserve Description	Draft Loan Agreement
Other Escrow I Reserve Description	Draft Loan Agreement
Other Escrow I (Initial)	Draft Loan Agreement
Other Escrow I (Monthly)	Draft Loan Agreement
Springing Other Escrow I Reserve Description	Draft Loan Agreement
Pari Passu Debt (Y/N)	Draft Loan Agreement, Draft Promissory Note
Total Pari Passu Cut-Off Date Principal Balance	Draft Loan Agreement, Draft Promissory Note, Servicing Report
Existing Subordinate Secured Debt (Y/N)	Draft Loan Agreement
Sub Sec Debt Description	Draft Loan Agreement
Sub Sec Debt Original Principal Balance	Draft Loan Agreement
Sub Sec Debt Cut-Off Date Principal Balance	Draft Loan Agreement
Existing Mezzanine Debt (Y/N)	Draft Loan Agreement
Mezzanine Debt Cut-Off Date Principal Balance	Draft Loan Agreement
Existing Unsecured Debt (Y/N)	Draft Loan Agreement
Unsecured Debt Cut-Off Date Principal Balance	Draft Loan Agreement
Future Secured Debt Permitted (Y/N)	Draft Loan Agreement
Future Mezzanine Debt Permitted (Y/N)	Draft Loan Agreement
Future Unsecured Debt Permitted (Y/N)	Draft Loan Agreement

ATTACHMENT A

Attribute	Source Document(s)
Environmental Phase I Report Firm	Phase I Report
Environmental Phase I Report Date	Phase I Report
Phase II Performed	Phase II Report
Engineering Report Firm	Property Condition Assessment (PCA)
Engineering Report Date	Property Condition Assessment (PCA)
Seismic Report Firm	Seismic Report; PCA
Seismic Report Date	Seismic Report; PCA
Seismic PML %	Seismic Report; PCA
Seismic Insurance Required and Obtained if PML >= 20% (Y/N)	Seismic Report; PCA; Insurance Certificate

ATTACHMENT B

RECOMPUTED ATTRIBUTES

Attribute	Calculation Methodology
Monthly Debt Service Amount at Cap	Loan Level Cut-Off Date Balance multiplied by Interest Accrual Basis multiplied by Interest Rate at Cap
Interest Rate	The sum of Mortgage Loan Spread and Assumed SOFR rounded by the respective rounding factor as described in the Draft Loan Agreement
Interest Rate at Cap	Mortgage Loan Spread plus SOFR Cap
Amortization Term (Remaining)	Amortization Term (Original) minus Seasoning, but shown as Interest Only if the Mortgage Loan is interest-only
Loan Term (Remaining)	Loan Term (Original) minus Seasoning
Seasoning	Number of payments between and including the First Payment Date and the Cut-Off Date
Total Debt LTV Adjustment Amount	Difference between Total Debt Cut-Off Date LTV Ratio and Total Debt LTV Ratio at Maturity or ARD
Total Debt Cut-Off Date LTV Ratio	Loan Level Cut-Off Date Balance divided by As-Is Appraised Value
Total Debt LTV Ratio at Maturity or ARD	Balloon Payment divided by As-Stabilized Appraised Value
Total Debt UW NCF DSCR at Cap	UW Net Cash Flow divided by the product of i) Loan Level Cut-off Date Balance ii) Interest Rate at Cap and iii) Interest Accrual Basis
Total Debt Oct TTM NCF DSCR at Cap	TTM Oct 2023 Net Cash Flow divided by the product of i) Loan Level Cut-off Date Balance ii) Interest Rate at Cap and iii) Interest Accrual Basis
Total Debt Cut-Off Date UW NOI Debt Yield	UW Net Operating Income divided by Loan Level Cut- Off Date Balance
Total Debt Cut-Off Date UW NCF Debt Yield	UW Net Cash Flow divided by Loan Level Cut-Off Date Balance
% Of Portfolio NCF	Individual property’s UW Net Cash Flow divided by the aggregate UW Net Cash Flow
Trust Component % of Pari Passu	Loan Level Cut-Off Date Balance divided by Total Pari Passu Cut-Off Date Principal Balance, but shown as NAP if there are no pari passu notes